Equipment (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 7,886,779		$ 5,515,183	$ 685,406
Depreciation	$ 0	$ 0	$ 258,162	$ 70,641